UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	49,421	$5,936,945
Honeywell International, Inc.	83,731	8,641,039
United Technologies Corp.	140,204	12,294,489

		$26,872,473

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	54,933	$3,558,010

		$3,558,010

Banks — 12.8%
Citigroup, Inc.	250,000	$10,645,000
JPMorgan Chase & Co.	375,000	22,312,500
KeyCorp	689,553	7,695,412
PNC Financial Services Group, Inc. (The)	166,379	14,416,740
U.S. Bancorp	187,164	7,497,790
Wells Fargo & Co.	412,757	20,732,784

		$83,300,226

Biotechnology — 0.4%
Gilead Sciences, Inc.	33,749	$2,801,167

		$2,801,167

Capital Markets — 6.7%
Ameriprise Financial, Inc.	78,806	$7,143,764
Credit Suisse Group AG(1)	643,824	11,405,578
Credit Suisse Group AG ADR(2)	100,881	1,795,682
Goldman Sachs Group, Inc. (The)	85,377	13,793,508
Invesco, Ltd.	312,582	9,355,579

		$43,494,111

Chemicals — 2.1%
PPG Industries, Inc.	49,830	$4,739,830
Syngenta AG	25,006	9,207,585

		$13,947,415

Consumer Finance — 1.2%
American Express Co.	59,190	$3,166,665
Synchrony Financial(3)	155,407	4,416,667

		$7,583,332

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	175,553	$8,772,383

		$8,772,383

Electric Utilities — 2.8%
NextEra Energy, Inc.	162,537	$18,157,008

		$18,157,008

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	98,594	$7,125,388

		$7,125,388

Security	Shares	Value
Food & Staples Retailing — 3.7%
CVS Health Corp.	78,378	$7,570,531
Kroger Co. (The)	423,727	16,444,845

		$24,015,376

Food Products — 1.6%
Nestle SA	138,900	$10,233,091

		$10,233,091

Health Care Equipment & Supplies — 2.0%
Medtronic PLC	93,217	$7,077,035
Stryker Corp.	58,093	5,759,921

		$12,836,956

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	87,234	$10,045,867

		$10,045,867

Industrial Conglomerates — 5.4%
General Electric Co.	1,203,237	$35,014,197

		$35,014,197

Insurance — 8.0%
Aflac, Inc.	93,525	$5,420,709
Alleghany Corp.(3)	10,617	5,074,077
MetLife, Inc.	77,342	3,453,320
Prudential Financial, Inc.	113,882	7,980,851
Prudential PLC	421,951	8,289,723
Travelers Cos., Inc. (The)	64,030	6,853,771
XL Group PLC	405,229	14,693,603

		$51,766,054

Internet Software & Services — 2.3%
Alphabet, Inc., Class A(3)	9,850	$7,499,298
Alphabet, Inc., Class C(3)	9,877	7,338,117

		$14,837,415

Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.	103,433	$13,659,362

		$13,659,362

Media — 0.4%
Walt Disney Co. (The)	27,847	$2,668,300

		$2,668,300

Multi-Utilities — 4.0%
PG&E Corp.	187,333	$10,286,455
Sempra Energy	162,537	15,400,381

		$25,686,836

Multiline Retail — 0.8%
Target Corp.	70,719	$5,121,470

		$5,121,470

Oil, Gas & Consumable Fuels — 10.9%
Chevron Corp.	147,761	$12,776,894
ConocoPhillips	201,832	7,887,594
EOG Resources, Inc.	125,646	8,923,379
Exxon Mobil Corp.	249,154	19,396,639
Occidental Petroleum Corp.	135,034	9,294,390
Phillips 66	152,687	12,237,863

		$70,516,759

Security	Shares	Value
Pharmaceuticals — 6.4%
Eli Lilly & Co.	128,396	$10,156,123
Johnson & Johnson	151,536	15,826,420
Merck & Co., Inc.	196,094	9,936,083
Roche Holding AG PC	16,463	4,264,315
Teva Pharmaceutical Industries, Ltd. ADR	26,750	1,644,590

		$41,827,531

Real Estate Investment Trusts (REITs) — 4.6%
AvalonBay Communities, Inc.	53,955	$9,252,743
Boston Properties, Inc.	59,105	6,868,592
Host Hotels & Resorts, Inc.	242,147	3,353,736
Simon Property Group, Inc.	54,180	10,092,650

		$29,567,721

Road & Rail — 0.6%
Union Pacific Corp.	54,746	$3,941,712

		$3,941,712

Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	423,628	$13,140,941

		$13,140,941

Software — 3.1%
Microsoft Corp.	199,578	$10,994,752
Oracle Corp.	249,449	9,057,493

		$20,052,245

Specialty Retail — 1.7%
Home Depot, Inc. (The)	88,360	$11,112,154

		$11,112,154

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	71,182	$6,928,856

		$6,928,856

Tobacco — 4.1%
Altria Group, Inc.	173,789	$10,620,246
Reynolds American, Inc.	320,080	15,987,996

		$26,608,242

Total Common Stocks (identified cost $421,165,762)		$645,192,598

Short-Term Investments — 0.7%

Description	Interest/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(4)	$3,435,611	$3,435,611
State Street Navigator Securities Lending Prime Portfolio(5)	1,153,800	1,153,800

Total Short-Term Investments (identified cost $4,589,411)		$4,589,411

Total Investments — 100.0% (identified cost $425,755,173)		$649,782,009

Other Assets, Less Liabilities — (0.0)%(6)		$(308,435)

Net Assets — 100.0%		$649,473,574

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended January 31, 2016, the Fund held interests in Eaton Vance Cash Collateral Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invested in high quality, U.S. dollar denominated money market instruments and was liquidated prior to December 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) for the fiscal year to date ended January 31, 2016 was $404.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	All or a portion of this security was on loan at January 31, 2016. The aggregate market value of securities on loan at January 31, 2016 was $1,110,212 for which the Portfolio received cash collateral of $1,153,800.

(3)	Non-income producing security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $7,899.

(5)	Represents investment of cash collateral received in connection with securities lending.

(6)	Amount is less than (0.05)%.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Portfolio did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$427,633,913

Gross unrealized appreciation	$229,195,341
Gross unrealized depreciation	(7,047,245)

Net unrealized appreciation	$222,148,096

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$18,901,924	$—		$—	$18,901,924
Consumer Staples	50,623,618	10,233,091		—	60,856,709
Energy	77,642,147	—		—	77,642,147
Financials	196,016,143	19,695,301		—	215,711,444
Health Care	76,906,568	4,264,315		—	81,170,883
Industrials	69,386,392	—		—	69,386,392
Information Technology	54,959,457	—		—	54,959,457
Materials	4,739,830	9,207,585		—	13,947,415
Telecommunication Services	8,772,383	—		—	8,772,383
Utilities	43,843,844	—		—	43,843,844
Total Common Stocks	$601,792,306	$43,400,292	*	$—	$645,192,598
Short-Term Investments	$1,153,800	$3,435,611		$—	$4,589,411
Total Investments	$602,946,106	$46,835,903		$—	$649,782,009

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

The Fund’s investment in the State Street Navigator Securities Lending Prime Portfolio is valued at the closing net asset value per share. For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016